Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 1,377
Ending balance	866	£ 1,377
Less: Recoveries net of collection costs	17	24		£ 40
Total ECL charge/(release) to the Income Statement	(233)	639	[1]	198	[1]
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,377	863
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	(43)	379
Change in economic scenarios	(170)	164
Changes to model	0	25
New lending and assets purchased	76	155
Redemptions, repayments and assets sold	(205)	(90)
Changes in risk parameters and other movements	22	134
Assets written off	(191)	(253)
Ending balance	866	1,377		863
Net movement in the period	(511)	514
ECL charge/(release) to the Income Statement	(320)	767
Less: Discount unwind	(11)	(14)
Less: Recoveries net of collection costs	87	(108)
ECL charge/(release) to the Income Statement from continued operations	(244)	645
Discontinued operations ECL adjustment	11	(6)
Total ECL charge/(release) to the Income Statement	(233)	639
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	216
Ending balance	133	216
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	592
Ending balance	330	592
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	569
Ending balance	403	569
Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	328,792	316,322
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	51,823	57,022
Redemptions, repayments and assets sold	(67,619)	(50,362)
Changes in risk parameters and other movements	6,620	6,205
Assets written off	(297)	(395)
Ending balance	319,319	328,792		316,322
Net movement in the period	(9,473)	12,470
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	216	147
Transfers from Stage 1 to Stage 2	(9)	(47)
Transfers from Stage 2 to Stage 1	167	110
Transfers to Stage 3	(3)	(8)
Transfers from Stage 3	2	2
Transfers of financial instruments	157	57
Net ECL remeasurement on stage transfer	(133)	(101)
Change in economic scenarios	(7)	15
Changes to model	0	0
New lending and assets purchased	31	40
Redemptions, repayments and assets sold	(70)	(30)
Changes in risk parameters and other movements	(61)	88
Assets written off	0	0
Ending balance	133	216		147
Net movement in the period	(83)	69
ECL charge/(release) to the Income Statement	(83)	69
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	(83)	69
Discontinued operations ECL adjustment	11	0
Total ECL charge/(release) to the Income Statement	(72)	69
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307,416	301,599
Transfers from Stage 1 to Stage 2	(6,805)	(9,814)
Transfers from Stage 2 to Stage 1	5,883	3,178
Transfers to Stage 3	(572)	(385)
Transfers from Stage 3	14	12
Transfers of financial instruments	(1,480)	(7,009)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	50,863	55,546
Redemptions, repayments and assets sold	(63,659)	(47,671)
Changes in risk parameters and other movements	5,145	4,953
Assets written off	0	(2)
Ending balance	298,285	307,416		301,599
Net movement in the period	(9,131)	5,817
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	592	348
Transfers from Stage 1 to Stage 2	9	47
Transfers from Stage 2 to Stage 1	(167)	(110)
Transfers to Stage 3	(20)	(61)
Transfers from Stage 3	62	21
Transfers of financial instruments	(116)	(103)
Net ECL remeasurement on stage transfer	26	239
Change in economic scenarios	(151)	139
Changes to model	0	0
New lending and assets purchased	26	64
Redemptions, repayments and assets sold	(67)	(42)
Changes in risk parameters and other movements	20	(53)
Assets written off	0	0
Ending balance	330	592		348
Net movement in the period	(262)	244
ECL charge/(release) to the Income Statement	(262)	244
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	(262)	244
Discontinued operations ECL adjustment	0	0
Total ECL charge/(release) to the Income Statement	(262)	244
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,380	12,354
Transfers from Stage 1 to Stage 2	6,805	9,814
Transfers from Stage 2 to Stage 1	(5,883)	(3,178)
Transfers to Stage 3	(532)	(1,126)
Transfers from Stage 3	455	326
Transfers of financial instruments	845	5,836
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	936	1,372
Redemptions, repayments and assets sold	(3,441)	(2,250)
Changes in risk parameters and other movements	1,293	1,068
Assets written off	0	0
Ending balance	18,013	18,380		12,354
Net movement in the period	(367)	6,026
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	569	368
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	23	69
Transfers from Stage 3	(64)	(23)
Transfers of financial instruments	(41)	46
Net ECL remeasurement on stage transfer	64	241
Change in economic scenarios	(12)	10
Changes to model	0	25
New lending and assets purchased	19	51
Redemptions, repayments and assets sold	(68)	(18)
Changes in risk parameters and other movements	63	99
Assets written off	(191)	(253)
Ending balance	403	569		368
Net movement in the period	(166)	201
ECL charge/(release) to the Income Statement	25	454
Less: Discount unwind	(11)	(14)
Less: Recoveries net of collection costs	87	(108)
ECL charge/(release) to the Income Statement from continued operations	101	332
Discontinued operations ECL adjustment	0	(6)
Total ECL charge/(release) to the Income Statement	101	326
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,996	2,369
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,104	1,511
Transfers from Stage 3	(469)	(338)
Transfers of financial instruments	635	1,173
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	24	104
Redemptions, repayments and assets sold	(519)	(441)
Changes in risk parameters and other movements	182	184
Assets written off	(297)	(393)
Ending balance	3,021	2,996		£ 2,369
Net movement in the period	£ 25	£ 627

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.